Deferred purchase price - Maturity analysis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred purchase price
Deferred purchase price	$ 701,596	$ 694,134	$ 1,148,013
Less than one year (current)
Deferred purchase price
Deferred purchase price	701,596	694,134
Shotl
Deferred purchase price
Deferred purchase price	695,398	685,346
Door2Door
Deferred purchase price
Deferred purchase price	$ 6,198	$ 8,788